Share capital, share premium and other capital reserves	12 Months Ended
Dec. 31, 2024
Share capital, share premium and other capital reserves
Share capital, share premium and other capital reserves

25.Share capital, share premium and other capital reserves

The total number of authorized shares at 31 December 2024 is 220,000,000 ordinary shares with a par value of $0.0001 per share (31 December 2023: 220,000,000 ordinary shares; 31 December 2022: 100,000,000 ordinary shares), and 25,000,000 preference shares with a par value of $0.0001 each (31 December 2023: 25,000,000 preference shares with a par value of $0.0001 each; 31 December 2022: nil).

As at 31 December 2024 82,438,431 ordinary shares of $0.0001 are issued and fully paid (31 December 2023: 50,236,544 fully paid ordinary shares of $0.0001 each; 31 December 2022: 6,628,695 fully paid ordinary shares of $0.0001 each). As at 31 December 2024, there are no preference shares issued or outstanding (31 December 2023: nil; 31 December 2022: nil).

Movements in share capital during the year are reconciled below:

				Other
US$ thousand (except for number of shares)	Number of shares	Share capital	Share premium	capital reserves
Balance as of 1 January 2022 (a)	6,628,695	1	24	—
Issued during the year	—	—	—	945
Balance as of 31 December 2022 (a)	6,628,695	1	24	945
Issued during the year:
Contribution of conversion price in excess of fair value of warrants	—	—	—	198
Amount in excess of the face value over the present value on related promissory note	—	—	—	69
PIPE – Osisko (b)	1,500,000	—	15,000	—
Backstop Facility – Osisko (c)	2,500,000	—	25,000	—
PIPE – Sprott (d)	1,500,000	—	15,000	—
PIPE A and PIPE B (e)	18,451,747	2	184,515	—
PIPE – BlackRock (f)	4,500,000	1	44,999	—
PIPE – October 2023 (i)	1,827,096	—	20,098	—
Public shareholders – non-redemption (g)	3,329,006	—	34,431	—
Glencore rollover shares (h)	10,000,000	1	99,999	—
Gross proceeds from issuance of shares	43,607,849	4	439,042	267
Less: Share issuance cost (j)	—	—	(6,771)	—
Balance as of 31 December 2023	50,236,544	5	432,295	1,212
Issued during the year:
ASX capital raise and private placement (k)	27,450,982	3	312,477	—
Redemption of warrants (l)	4,701,071	—	65,854	—
Redemption of DSUs (m)	17,284	—	246	—
Redemption of RSUs (n)	32,550	—	383	—
Gross proceeds from issuance of shares	32,201,887	3	378,960	—
Less: Share issuance cost (o)	—	—	(9,810)	—
Balance as of 31 December 2024	82,438,431	8	801,445	1,212

25.Share capital, share premium and other capital reserves (continued)

(a)Class B Ordinary Shares

The Company is authorized to issue a total of 20,000,000 Common Shares at par value of $0.0001 each.

In March 2021, Metals Acquisition Corp issued 7,187,500 Class B ordinary shares, par value $0.0001 per share, of which 937,500 were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On 3 September 2021, with the partial exercise of the over-allotment option, the Sponsor forfeited 558,805 of the Class B ordinary shares.

Accordingly, as of 1 January 2023, Metals Acquisition Corp had issued 6,628,695 Class B ordinary shares to its Sponsor for $25 thousand, or approximately $0.004 per share (the “Founder Shares”).

The Sponsor sold 1,272,500 Founder Shares to the certain qualified institutional buyers or institutional accredited investors who were unaffiliated with the management team (“Anchor Investors”) at the same price the Sponsor purchased the Founder Shares from the Company (approximately $0.003 per share) (the “Anchor Investment”).

The Founder Shares were designated as Class B ordinary shares and were automatically converted into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares equaled, in the aggregate, on an as-converted basis, 20% of the sum of total number of ordinary shares issued and outstanding upon the consummation of the IPO, plus the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (net of any redemptions of Class A ordinary shares by public shareholders), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event did the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

Prior to the closing of the initial Business Combination, GMM was the record holder of the shares reported herein, and certain of Metals Acquisition Corp’s officers and directors and Anchor Investors held Class B units in GMM, which entitled them to an equivalent number of the Company’s ordinary shares on distribution, which took effect on 5 July 2023. The Sponsor also transferred 985,000 Founder Shares to the Cornerstone Investors (certain qualified institutional buyers or institutional accredited investors who are unaffiliated with the management team).

In connection with the Merger of Metals Acquisition Corp and MAL, each issued and outstanding Class B ordinary share of Metals Acquisition Corp was converted into one ordinary share of MAL. The ordinary share issued in the name of GMM, was redeemed automatically for $nil consideration.

(b)PIPE – Osisko

On 20 March 2023, the Company entered into a subscription agreement (the “Silver Stream Subscription Agreement”) with Osisko pursuant to which Osisko purchased 1,500,000 Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of $15,000 thousand.

(c)Backstop Facility – Osisko

On 20 March 2023, the Company entered into a subscription agreement (the “Copper Stream Subscription Agreement”) with Osisko pursuant to which Osisko purchased 2,500,000 Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of $25,000 thousand.

25.Share capital, share premium and other capital reserves (continued)

(d)PIPE – Sprott

In connection with the Mezz Facility (Note 18), the Company entered into a subscription agreement with Sprott Private Resource Lending II LP (Sprott) pursuant to which Sprott purchased 1,500,000 ordinary shares at a purchase price of $10.00 per share and an aggregate purchase price of $15,000 thousand.

(e)PIPE A and PIPE B

The Company obtained financing of $53,328 thousand from certain PIPE Investors (PIPE A) and $131,189 thousand from certain PIPE Investors, Directors and Officers of MAC (PIPE B). The total amount of funding obtained was $184,517 thousand for 18,451,747 shares ($10.00/share).

(f)PIPE – Blackrock

BlackRock Funds were issued 4,500,000 ordinary shares in connection with the PIPE Financing at $10.00 per share (plus 315,000 Founder Shares which Black Rock transferred in connection therewith) for a total of $45,000 thousand.

(g)Class A ordinary shares issued to public shareholders (non-redemption)

The Company is authorized to issue a total of 200,000,000 Class A ordinary shares at par value of $0.001 each, for a total of 220,000,000 ordinary shares (including those converted from Class B).

On 16 June 2023, the Company acquired 100% of the outstanding equity of CMPL (Note 26). Upon closing of the sale, 23,185,774 Class A ordinary shares were redeemed at the price of $10.34 per share. The remaining 3,329,006 non-redeeming Class A ordinary shares were converted from Metals Acquisition Corp’s Class A ordinary shares to the Company’s ordinary shares at $10.00 per share plus interest ($34,431 thousand total worth).

(h)Glencore rollover shares

On 16 June 2023, as part of the CMPL acquisition, 10,000,000 new MAC ordinary shares were issued at the redemption share price of $10 per share ($100,000 thousand total worth) to Glencore, and included in purchase consideration (Note 26).

(i)PIPE – October 2023

On October 13, 2023, MAC issued 1,827,096 ordinary shares to investors, at a price of $11.00 per share, for aggregate gross proceeds of approximately $20,098 thousand.

(j)Share issuance costs 2023

Share issuance costs related to the equity raised as part of the CMPL acquisition and October 2023 equity raise amounted to$5,763 thousand and $1,008 thousand respectively and were deducted from equity.

(k)ASX capital raise and private placement

On 20 February 2024, MAC issued 19,117,648 Chess Depositary Interests (“CDIs”) via the successful IPO on the ASX, at a price of AU$17.00 per CDI, for aggregate gross proceeds of approximately$211,708 thousand (AU$325,000 thousand).

On 15 October 2024, as a result of a private placement, MAC issued 8,333,334 CDIs to institutional investors at an issue price of AU$18.00 per CDI, for aggregate gross proceeds of approximately $100,769 thousand (AU$150,000 thousand).

25.Share capital, share premium and other capital reserves (continued)

(l)Redemption of warrants

On 11 June 2024, MAC announced that the Company had completed the redemption of all of its Public Warrants and Private Placement Warrants and issued 4,701,071 ordinary shares thereagainst (refer to Note 23).

(m)Redemption of DSUs

On 14 June 2024, MAC redeemed 17,284 DSUs held by non-employee directors of the Company under the Non-Employee DSU Plan and issued equivalent ordinary shares thereagainst (Note 20).

(n)Redemption of RSUs

On 31 July 2024 and 14 August 2024, MAC redeemed 8,750 and 23,800 RSUs held by senior management of the Company under the Long-Term Incentive Plan and issued equivalent ordinary shares thereagainst (Note 20).

(o)Share issuance costs 2024

Share issuance costs related to the February 2024 IPO on the ASX and October 2024 equity raise amounted to $6,912 thousand and $2,898 thousand respectively and were deducted from equity.